Share-Based Payments - Restricted Stock Unit Activity (Detail) - Restricted Stock Units [Member] shares in Thousands		12 Months Ended
		Dec. 31, 2018 Employee $ / shares shares	Dec. 31, 2017 Employee $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested, beginning of period, shares		22,241
Granted, shares		9,083
Vested, shares	[1]	(3,701)
Reinvested dividend equivalents, shares		974
Forfeited, shares		(1,321)
Nonvested, end of period, shares		27,276	22,241
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested, beginning of period, weighted-average grant date fair value per share (in dollars per share) | $ / shares		$ 32.64
Granted, weighted-average grant-date fair value per share (in dollars per share) | $ / shares		35.90
Vested, weighted-average grant date fair value per share (in dollars per share) | $ / shares	[1]	34.02
Reinvested dividend equivalents, weighted-average grant date fair value per share (in dollars per share) | $ / shares		38.96
Forfeited, weighted-average grant date fair value per share (in dollars per share) | $ / shares		33.85
Nonvested, end of period, weighted-average grant date fair value per share (in dollars per share) | $ / shares		$ 33.70	$ 32.64
Number of shares modified to accelerate vesting		150	6,400
Number of employees affected by accelerated vesting | Employee		140	9,900

[1]	Includes the modification of approximately 200 thousand PPSs to approximately 140 employees, including management employees, in connection with our Organizing for Growth initiative. The terms were modified to permit the vesting upon termination. The impact to compensation expense was immaterial.